CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Net income (loss)	$ 296	$ (384)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	354	358
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	280	271
Loss from disposal of assets	12	2
Loss on repurchase/early redemption of notes	17
Undistributed income (loss) of unconsolidated subsidiaries	(10)	65
Other non-cash items	87	116
Changes in operating assets and liabilities:
Provisions	41	507
Deferred income taxes	(85)	9
Trade and financing receivables related to sales, net	(291)	(276)
Inventories, net	(1,057)	(806)
Trade payables	617	394
Other assets and liabilities	6	222
Net cash provided by operating activities	267	478
Investing activities:
Additions to retail receivables	(1,806)	(1,781)
Collections of retail receivables	2,190	2,328
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2	8
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	377	323
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(165)	(172)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(850)	(669)
Other	145	(148)
Net cash used in investing activities	(107)	(111)
Financing activities:
Proceeds from long-term debt	7,395	5,417
Payments of long-term debt	(8,104)	(5,981)
Net increase (decrease) in other financial liabilities	90	(192)
Dividends paid	(165)	(204)
Other	(5)	(58)
Net cash used in financing activities	(789)	(1,018)
Effect of foreign exchange rate changes on cash and cash equivalents	213	149
Decrease in cash and cash equivalents	(416)	(502)
Cash and cash equivalents, beginning of year	5,017	5,384
Cash and cash equivalents, end of period	$ 4,601	$ 4,882